UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-21805
SunAmerica Focused Alpha Large-Cap Fund, Inc.
(Exact name of registrant as specified in charter)
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)
Vincent M. Marra
Senior Vice President
AIG SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311
(Name and address of agent for service)
Registrant’s telephone number, including area code: (201) 324-6464
Date of fiscal year end: December 31
Date of reporting period: September 30, 2007

Item 1. Schedule of Investments

SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND, INC.
PORTFOLIO OF INVESTMENTS — September 30, 2007 (unaudited)

	Shares/Principal	Value
Security Description	Amount	(Note 1)
COMMON STOCK — 99.8%
Aerospace/Defense — 8.4%
Lockheed Martin Corp.	66,484	$7,212,849
Raytheon Co.	170,000	10,849,400

		18,062,249

Apparel Manufacturer — 2.6%
Coach, Inc.†	120,548	5,698,304

Casino Hotels — 10.3%
Las Vegas Sands Corp.†	70,723	9,435,863
Wynn Resorts, Ltd.	81,413	12,827,432

		22,263,295

Cellular Telecom — 3.3%
America Movil SAB de CV, Series L ADR	112,529	7,201,856

Computers — 16.5%
Apple, Inc.†	69,520	10,674,101
Hewlett-Packard Co.	290,243	14,451,199
International Business Machines Corp.	90,000	10,602,000

		35,727,300

Data Processing/Management — 2.4%
Mastercard, Inc., Class A	35,073	5,189,752

Finance-Investment Banker/Broker — 2.9%
The Goldman Sachs Group, Inc.	28,981	6,281,342

Health Care Cost Containment — 5.2%
McKesson Corp.	190,000	11,170,100

Insurance-Property/Casualty — 4.9%
The Travelers Cos., Inc.	210,000	10,571,400

Medical-Biomedical/Gene — 3.1%
Genentech, Inc.†	85,019	6,633,182

Medical-HMO — 4.5%
UnitedHealth Group Inc.	200,560	9,713,121

Networking Products — 3.2%
Cisco Systems, Inc.†	209,218	6,927,208

Office Automation & Equipment — 4.2%
Xerox Corp.†	520,000	9,016,800

Oil Companies-Integrated — 11.8%
Chevron Corp.	110,000	10,293,800
Marathon Oil Corp.	200,000	11,404,000
Petroleo Brasileiro SA ADR	49,838	3,762,769

		25,460,569

Pharmacy Services — 5.0%
Medco Health Solutions, Inc.†	120,000	10,846,800

Real Estate Investment Trusts — 1.5%
ProLogis	48,214	3,198,999

Retail-Restaurants — 5.0%
McDonald’s Corp.	198,264	10,799,440

Telephone-Integrated — 5.0%
Qwest Communications International, Inc.†	1,180,000	10,808,800

Total Long-Term Investment Securities
(cost $173,703,940)		215,570,517

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Time Deposit — 0.3%
Euro Time Deposit with State Street Bank & Trust Co. 1.40% due 10/01/07 (cost $679,000)	$679,000	679,000

TOTAL INVESTMENTS
(cost $174,382,940) (1)	100.1%	216,249,517
Liabilities in excess of other assets	(0.1)	(212,728)

NET ASSETS	100.0%	$216,036,789

†	Non-income producing security

(1)	See Note 2 for cost of investments on a tax basis.

ADR	— American Depository Receipt

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2007 – (unaudited)
Note 1. Security Valuation
Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.
Securities for which market quotations are not readily available or where a development/significant event occurs that may significantly impact the value of the security, are fair valued, as determined pursuant to procedures adopted in good faith by the Board.
Note 2. Federal Income Taxes
As of September 30, 2007, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities were as follows:

Cost (tax basis)	$174,549,067

Appreciation	$44,306,011
Depreciation	(2,605,561)

Net unrealized appreciation (depreciation)	$41,700,450

Note 3. Other Information
The matter related to American International Group, Inc.’s (“AIG”) settlement with the Securities and Exchange Commission (the “Commission”) and other governmental authorities that was reported in recent shareholder reports has been resolved. With respect to such matter, in September 2007, the Commission issued a permanent exemptive order (the “Order”) pursuant to Section 9(c) of the Investment Company Act of 1940, as amended, to AIG and certain affiliated persons of AIG, including AIG SunAmerica Asset Management Corp (“AIG SunAmerica”). The Order permits AIG SunAmerica to continue to provide advisory services to the Fund. There has been no adverse impact to the Fund or the Fund’s shareholders.
ADDITIONAL INFORMATION
Additional information is available in the SunAmerica Focused Alpha Large-Cap Fund, Inc.’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.
(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures, (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SunAmerica Focused Alpha Large-Cap Fund, Inc.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President
Date: November 29, 2007
     Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President
Date: November 29, 2007

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: November 29, 2007